Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	$ 1,460	$ 733	$ 247
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	6,243	4,688	4,412
Stock-based compensation expense	235	201	196
Deferred income tax expense	914	256	122
Bad debt expense	477	547	444
Losses from sales of receivables	228	204	179
Deferred rent expense	121	167	225
Gains on disposal of spectrum licenses	(835)	(163)	(840)
Change in embedded derivatives	(25)	148	(18)
Changes in operating assets and liabilities
Accounts receivable	(603)	(259)	(90)
Equipment installment plan receivables	97	1,089	(2,429)
Inventories	(802)	(2,495)	(499)
Deferred purchase price from sales of receivables	(270)	(185)	(204)
Other current and long-term assets	(133)	(217)	(328)
Accounts payable and accrued liabilities	(1,201)	693	2,395
Other current and long-term liabilities	158	22	312
Other, net	71	(15)	22
Net cash provided by operating activities	6,135	5,414	4,146
Investing activities
Purchases of property and equipment, including capitalized interest of $142, $246 and $64	(4,702)	(4,724)	(4,317)
Purchases of spectrum licenses and other intangible assets, including deposits	(3,968)	(1,935)	(2,900)
Purchases of short-term investments	0	(2,997)	0
Sales of short-term investments	2,998	0	0
Other, net	(8)	96	(29)
Net cash used in investing activities	(5,680)	(9,560)	(7,246)
Financing activities
Proceeds from issuance of long-term debt	997	3,979	2,993
Proceeds from tower obligations	0	140	0
Repayments of capital lease obligations	(205)	(57)	(19)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(150)	(564)	(418)
Repayments of long-term debt	(20)	0	(1,000)
Proceeds from exercise of stock options	29	47	27
Proceeds from issuance of preferred stock	0	0	982
Tax withholdings on share-based awards	(121)	(156)	(73)
Dividends on preferred stock	(55)	(55)	0
Other, net	(12)	79	32
Net cash provided by financing activities	463	3,413	2,524
Change in cash and cash equivalents	918	(733)	(576)
Cash and cash equivalents
Beginning of period	4,582	5,315	5,891
End of period	5,500	4,582	5,315
Supplemental disclosure of cash flow information
Interest payments, net of amounts capitalized	1,681	1,298	1,367
Income tax payments	25	54	36
Changes in accounts payable for purchases of property and equipment	285	46	402
Leased devices transferred from inventory to property and equipment	1,588	2,451	0
Returned leased devices transferred from property and equipment to inventory	(602)	(166)	0
Issuance of short-term debt for financing of property and equipment	150	500	256
Assets acquired under capital lease obligations	$ 799	$ 470	$ 77